Note 14 - Stock Warrants: Schedule of Warrants, Activity (Details)	12 Months Ended
	Dec. 31, 2016 $ / shares shares	Dec. 31, 2014 $ / shares
Expired, Weighted Average Fair value	$ 0
Warrant
Warrants, Outstanding, Beginning Balance | shares	210,000
Outstanding, Weighted Average Exercise Price, Starting Balance	$ 1.00
Outstanding, Weighted Average Fair Value	$ 6.80	$ 7.00
Issued | shares	36,875
Issued, Weighted Average Exercise Price	$ 5.60
Issued, Weighted Average Fair value	$ 5.40
Exercised | shares	(11,250)
Exercised, Weighted Average Exercise Price	$ 0
Exercised, Weighted Average Fair value	$ 0
Cancelled | shares	(20,625)
Cancelled, Weighted Average Exercise Price	$ 0
Cancelled, Weighted Average Fair value	$ 0
Expired | shares	0
Expired, Weighted Average Exercise Price	$ 0
Warrants, Outstanding, Ending Balance | shares	215,000
Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.60
Exercisable	202,500
Exercisable, Weighted Average Exercise Price	$ 1.80
Exercisable, Weighted Average Fair Value	6.60
Exercise Price Range, Lower Range Limit	1.00
Exercise Price Range, Upper Range Limit	$ 8.00
Weighted Average Remaining Contractual Life	2 years 6 months